Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Variable Interest Entity [Line Items]
Total assets	[1]	¥ 993,145	¥ 832,524
Total Liabilities	[1]	531,381	450,200
Assets which are pledged as collateral	[2]	788,971	644,001
Commitments	[3]	45,264	54,533
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	[1]	2,546	2,014
Total Liabilities	[1]	2	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets	[1]	80,385	94,404
Total Liabilities	[1]	17,941	31,208
Assets which are pledged as collateral	[2]	21,970	49,587
Commitments	[3]	5,153	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	[1]	465	564
Total Liabilities	[1]	9	30
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets	[1]	82,098	72,347
Total Liabilities	[1]	28	121
Assets which are pledged as collateral	[2]	0	42
Commitments	[3]	0	0
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	[1]	267,548	228,859
Total Liabilities	[1]	159,181	175,115
Assets which are pledged as collateral	[2]	267,548	228,859
Commitments	[3]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	[1]	2,358	2,264
Total Liabilities	[1]	3,037	2,729
Assets which are pledged as collateral	[2]	2,358	2,264
Commitments	[3]	0	0
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets	[1]	393,797	282,739
Total Liabilities	[1]	284,772	195,915
Assets which are pledged as collateral	[2]	355,107	242,937
Commitments	[3]	40,111	54,533
Other VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	163,948	149,333
Total Liabilities	[1]	66,411	45,082
Assets which are pledged as collateral	[2]	141,988	120,312
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.